Leases	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Leases

D.7	Leases

	Land and buildings	Plant and equipment	Total
	US$m	US$m	US$m
Lease assets

Year ended 31 December 2023

Carrying amount at 1 January 2023	464	800	1,264

Additions	8	120	128

Transfer to assets held for sale 1	-	(3)	(3)

Lease remeasurements	7	184	191

Depreciation	(49)	(301)	(350)

Carrying amount at 31 December 2023	430	800	1,230

At 31 December 2023

Historical cost and remeasurements	600	1,612	2,212

Accumulated depreciation, impairment and disposals	(170)	(812)	(982)

Net carrying amount	430	800	1,230

Lease liabilities

Year ended 31 December 2023

At 1 January 2023	623	1,011	1,634

Additions	24	121	145

Transfer to liabilities directly associated with assets held for sale 1	-	(7)	(7)

Repayments (principal and interest)	(78)	(391)	(469)

Accretion of interest	27	75	102

Lease remeasurements	11	199	210

Carrying amount at 31 December 2023	607	1,008	1,615
Current	54	244	298
Non-current	553	764	1,317
Carrying amount at 31 December 2023	607	1,008	1,615

Lease assets

Year ended 31 December 2022

Carrying amount at 1 January 2022	377	703	1,080

Acquisitions through business combination 2	120	22	142

Additions	4	238	242

Lease remeasurements	5	103	108

Depreciation	(42)	(266)	(308)

Carrying amount at 31 December 2022	464	800	1,264

At 31 December 2022

Historical cost and remeasurements	591	1,311	1,902

Accumulated depreciation, impairment and disposals	(127)	(511)	(638)

Net carrying amount	464	800	1,264

Lease liabilities

Year ended 31 December 2022

At 1 January 2022	437	930	1,367

Acquisitions through business combination 2	245	23	268

Additions	1	189	190

Repayments (principal and interest)	(60)	(305)	(365)

Accretion of interest	25	78	103

Lease remeasurements	(25)	96	71

Carrying amount at 31 December 2022	623	1,011	1,634

Current	48	276	324

Non-current	575	735	1,310

Carrying amount at 31 December 2022	623	1,011	1,634

1.	Refer to Note B.8 for details of the sell-down of the Scarborough Joint Venture.
2.	Refer to Note B.5 for details of business combination.

Recognition and measurement
When a contract is entered into, the Group assesses whether the contract contains a lease. A lease arises when the Group has the right to direct the use of an identified asset which is not substitutable and to obtain substantially all economic benefits from the use of the asset throughout the period of use. The leases recognised by the Group predominantly relate to LNG vessels, property and drilling rigs.
The Group separates the lease and
non-lease
components of the contract and accounts for these separately. The Group allocates the consideration in the contract to each component on the basis of their relative stand-alone prices.
Leases as a lessee
Lease assets and lease liabilities are recognised at the lease commencement date, which is when the assets are available for use. The assets are initially measured at cost, which is the present value of future lease payments adjusted for any lease payments made at or before the commencement date, plus any make-good obligations and initial direct costs incurred.
Lease assets are depreciated using the straight-line method over the shorter of their useful life and the lease term. Refer to Note B.3 for the useful lives of assets. Periodic adjustments are made for any re-measurements
of the lease assets and for impairment losses, assessed in accordance with the Group’s impairment policies.
Lease liabilities are initially measured at the present value of future minimum lease payments, discounted using the Group’s incremental borrowing rate if the rate implicit in the lease cannot be readily determined, and are subsequently measured at amortised cost using the effective interest rate. Minimum lease payments are fixed payments or index-based variable payments incorporating the Group’s expectations of extension options and do not include non-lease
components of a contract. A portfolio approach was taken when determining the implicit discount rate for LNG vessels with similar terms and conditions on transition.
The lease liability is remeasured when there are changes in future lease payments arising from a change in rates, index or lease terms from exercising an extension or termination option. A corresponding adjustment is made to the carrying amount of the lease assets, with any excess recognised in the consolidated income statement.
There are no restrictions placed upon the lessee by entering into these leases.
Short-term leases and leases of low value
Short-term leases (lease term of 12 months or less) and leases of low value assets are recognised as incurred as an expense in the consolidated income statement. Low value assets comprise plant and equipment.
Foreign exchange risk
The Group held $447 million of lease liabilities at 31 December 2023 (2022: $441 million) in currencies other than the US dollar (predominantly Australian dollars).

Maturity profile of lease liabilities
The table below presents the contractual undiscounted cash flows associated with the Group’s lease liabilities, representing principal and interest. The figures will not necessarily reconcile with the amounts disclosed in the consolidated statement of financial position.

	2023 US$m	2022 US$m
Due for payment in:
1 year or less	415	433
1-2 years	240	272
2-3 years	194	199
3-4 years	180	186
4-5 years	181	176
More than 5 years	1,032	966
	2,242	2,232
Lease commitments
The table below presents the contractual undiscounted cash flows associated with the Group’s future lease commitments for non-cancellable
leases not yet commenced, representing principal and interest.

	2023 US$m	2022 US$m
Due for payment in:
Within one year	33	67
After one year but not more than five years	889	263
Later than five years	1,242	1,288
	2,164	1,618
Payments of $121 million (2022: $162 million) for short-term leases (lease term of 12 months or less) and payments of $12 million (2022: $12 million) for leases of low value assets were expensed in the consolidated income statement. Total payments for leases in the consolidated statement of cash flows are $575 million (2022: $525 million), with $361 million (2022: $258 million) included in financing activities.
The Group has short-term and low value lease commitments for marine vessels and carriers, property, drill rigs and plant and equipment contracted for, but not provided for in the financial statements, of $232 million (2022: $60 million).

Key estimates and judgements

(a) Control
Judgement is required to assess whether a contract is or contains a lease at inception by assessing whether the Group has the right to direct the use of the identified asset and obtain substantially all the economic benefits from the use of that asset.

(b) Lease term
Judgement is required when assessing the term of the lease and whether to include optional extension and termination periods. Option periods are only included in determining the lease term at inception when they are reasonably certain to be exercised.

Lease terms are reassessed when a significant change in circumstances occurs. On this basis, possible additional lease payments amounting to $2,000 million (2022: $2,323 million) were not included in the measurement of lease liabilities.

(c) lnterest in joint arrangements
Judgement is required to determine the Group’s rights and obligations for lease contracts within joint operations, to assess whether lease liabilities are recognised gross (100%) or in proportion to the Group’s participating interest in the joint operation. This includes an evaluation of whether the lease arrangement contains a sublease with the joint operation.

(d) Discount rates
Judgement is required to determine the discount rate, where the discount rate is the Group’s incremental borrowing rate if the rate implicit in the lease cannot be readily determined. The incremental borrowing rate is determined with reference to the Group’s borrowing portfolio at the inception of the arrangement or the time of the modification.